Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2006
Statement Of Financial Position [Abstract]
Ordinary shares, par or stated value per share	$ 0.0003	$ 0.0003
Ordinary shares, shares authorized	1,200,000,000	750,000,000
Ordinary shares, shares issued	598,753,522	436,720,810	666,667
Ordinary shares, shares outstanding	598,753,522	436,720,810